Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth & Income Portfolio
September 30, 2021
VIPGI-NPRT3-1121
1.808773.117
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.7%
Elisa Corp. (A Shares)	29,400	1,825,247
Verizon Communications, Inc.	206,380	11,146,584
		12,971,831
Entertainment - 2.2%
Activision Blizzard, Inc.	85,200	6,593,628
Nintendo Co. Ltd. ADR	67,200	3,981,600
The Walt Disney Co. (a)	124,200	21,010,914
Universal Music Group NV (b)	410,300	10,930,960
		42,517,102
Media - 4.3%
Comcast Corp. Class A	1,114,962	62,359,825
Interpublic Group of Companies, Inc.	422,700	15,500,409
Vivendi SA (b)	410,300	5,165,657
		83,025,891
TOTAL COMMUNICATION SERVICES		138,514,824
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.6%
BorgWarner, Inc.	287,880	12,439,295
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	20,400	4,897,632
Marriott International, Inc. Class A (a)	20,400	3,021,036
Starbucks Corp.	27,400	3,022,494
		10,941,162
Household Durables - 0.7%
Sony Group Corp. sponsored ADR	31,400	3,472,212
Whirlpool Corp.	51,700	10,539,562
		14,011,774
Specialty Retail - 1.3%
Lowe's Companies, Inc.	119,917	24,326,363
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	17,402	1,934,496
Tapestry, Inc.	900	33,318
		1,967,814
TOTAL CONSUMER DISCRETIONARY		63,686,408
CONSUMER STAPLES - 6.6%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR (b)	32,900	1,854,902
Diageo PLC sponsored ADR	50,100	9,669,300
Keurig Dr. Pepper, Inc.	249,800	8,533,168
Pernod Ricard SA	16,000	3,527,411
Remy Cointreau SA	9,368	1,813,737
The Coca-Cola Co.	346,453	18,178,389
		43,576,907
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,500	439,989
Costco Wholesale Corp.	1,400	629,090
Sysco Corp.	193,800	15,213,300
Walmart, Inc.	4,200	585,396
		16,867,775
Food Products - 0.2%
Lamb Weston Holdings, Inc.	64,800	3,976,776
Household Products - 0.5%
Colgate-Palmolive Co.	18,600	1,405,788
Energizer Holdings, Inc.	22,100	863,005
Procter & Gamble Co.	5,600	782,880
Spectrum Brands Holdings, Inc.	61,200	5,855,004
		8,906,677
Tobacco - 2.8%
Altria Group, Inc.	1,121,600	51,055,232
Swedish Match Co. AB	423,700	3,708,474
		54,763,706
TOTAL CONSUMER STAPLES		128,091,841
ENERGY - 8.4%
Energy Equipment & Services - 0.0%
Subsea 7 SA	48,200	417,660
Oil, Gas & Consumable Fuels - 8.4%
Canadian Natural Resources Ltd.	145,900	5,334,462
Cenovus Energy, Inc.	7,000	70,420
Cenovus Energy, Inc. (Canada)	1,767,304	17,818,153
Enterprise Products Partners LP	17,800	385,192
Exxon Mobil Corp.	1,485,100	87,353,582
Hess Corp.	347,900	27,174,469
Imperial Oil Ltd. (b)	97,000	3,065,617
Kosmos Energy Ltd. (a)	1,144,830	3,388,697
Magellan Midstream Partners LP	109,100	4,972,778
Phillips 66 Co.	78,700	5,511,361
Tourmaline Oil Corp.	202,100	7,060,576
		162,135,307
TOTAL ENERGY		162,552,967
FINANCIALS - 18.9%
Banks - 13.4%
Bank of America Corp.	1,689,712	71,728,274
JPMorgan Chase & Co.	134,832	22,070,650
M&T Bank Corp.	31,500	4,704,210
PNC Financial Services Group, Inc.	140,872	27,560,198
Truist Financial Corp.	355,104	20,826,850
U.S. Bancorp	263,198	15,644,489
Wells Fargo & Co.	2,078,979	96,485,415
		259,020,086
Capital Markets - 3.7%
Brookfield Asset Management, Inc. Class A	79,545	4,256,453
KKR & Co. LP	137,593	8,376,662
Morgan Stanley	90,883	8,843,825
Northern Trust Corp.	208,745	22,504,798
Raymond James Financial, Inc.	102,750	9,481,770
S&P Global, Inc.	300	127,467
State Street Corp.	205,779	17,433,597
		71,024,572
Consumer Finance - 0.5%
Discover Financial Services	78,400	9,631,440
Insurance - 1.0%
American Financial Group, Inc.	10,500	1,321,215
Brookfield Asset Management Reinsurance Partners Ltd. (b)	548	30,447
Chubb Ltd.	34,800	6,037,104
Marsh & McLennan Companies, Inc.	43,142	6,532,993
Old Republic International Corp.	55,000	1,272,150
The Travelers Companies, Inc.	23,100	3,511,431
		18,705,340
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	63,400	2,790,234
Radian Group, Inc.	186,250	4,231,600
		7,021,834
TOTAL FINANCIALS		365,403,272
HEALTH CARE - 13.0%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. (a)	48,358	718,116
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	13,400	1,582,942
Becton, Dickinson & Co.	25,576	6,287,092
Boston Scientific Corp. (a)	321,100	13,932,529
Danaher Corp.	8,600	2,618,184
GN Store Nord A/S	12,500	864,539
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	135,782	6,034,152
Sonova Holding AG Class B	6,040	2,282,566
		33,602,004
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	210,800	10,426,168
Cigna Corp.	95,490	19,113,278
CVS Health Corp.	293,864	24,937,299
Humana, Inc.	2,900	1,128,535
McKesson Corp.	104,488	20,832,817
UnitedHealth Group, Inc.	62,000	24,225,880
		100,663,977
Pharmaceuticals - 6.1%
Bayer AG	303,833	16,490,689
Bristol-Myers Squibb Co.	567,400	33,573,058
Eli Lilly & Co.	21,900	5,059,995
GlaxoSmithKline PLC sponsored ADR	516,594	19,739,057
Johnson & Johnson	186,859	30,177,729
Sanofi SA sponsored ADR	91,200	4,396,752
UCB SA	63,400	7,099,360
Viatris, Inc.	22,500	304,875
		116,841,515
TOTAL HEALTH CARE		251,825,612
INDUSTRIALS - 17.0%
Aerospace & Defense - 2.5%
Airbus Group NV (a)	51,100	6,774,630
General Dynamics Corp.	35,800	7,017,874
Huntington Ingalls Industries, Inc.	28,000	5,405,680
MTU Aero Engines AG	10,900	2,450,559
Raytheon Technologies Corp.	48,987	4,210,923
Safran SA	22,400	2,833,166
The Boeing Co. (a)	85,900	18,892,846
		47,585,678
Air Freight & Logistics - 2.2%
DSV A/S	6,200	1,484,056
Expeditors International of Washington, Inc.	2,095	249,577
FedEx Corp.	26,800	5,876,972
United Parcel Service, Inc. Class B	191,072	34,794,211
		42,404,816
Airlines - 0.0%
Copa Holdings SA Class A (a)	2,700	219,726
Building Products - 0.4%
A.O. Smith Corp.	16,700	1,019,869
Johnson Controls International PLC	99,600	6,780,768
		7,800,637
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	36,700	1,364,443
Healthcare Services Group, Inc. (b)	177,300	4,430,727
HNI Corp.	34,300	1,259,496
Interface, Inc. (b)	124,400	1,884,660
Ritchie Bros. Auctioneers, Inc.	4,000	246,834
		9,186,160
Electrical Equipment - 1.2%
Acuity Brands, Inc.	35,800	6,206,646
Hubbell, Inc. Class B	33,679	6,084,785
Rockwell Automation, Inc.	5,100	1,499,604
Vertiv Holdings Co.	381,500	9,190,335
		22,981,370
Industrial Conglomerates - 6.3%
3M Co.	34,000	5,964,280
General Electric Co.	1,124,931	115,901,641
		121,865,921
Machinery - 2.1%
Allison Transmission Holdings, Inc.	60,800	2,147,456
Caterpillar, Inc.	11,800	2,265,246
Cummins, Inc.	14,000	3,143,840
Donaldson Co., Inc.	153,600	8,818,176
Epiroc AB (A Shares)	54,400	1,127,816
Flowserve Corp.	85,300	2,957,351
Fortive Corp.	59,100	4,170,687
Kardex AG	1,700	478,689
Nordson Corp.	25,000	5,953,750
Otis Worldwide Corp.	22,643	1,863,066
PACCAR, Inc.	4,900	386,708
Stanley Black & Decker, Inc.	15,400	2,699,774
Westinghouse Air Brake Tech Co.	46,521	4,010,575
		40,023,134
Professional Services - 0.5%
Equifax, Inc.	16,100	4,080,062
RELX PLC (London Stock Exchange)	212,253	6,109,969
Robert Half International, Inc.	2,600	260,858
		10,450,889
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	210,038	10,743,444
Trading Companies & Distributors - 0.8%
Brenntag AG	8,900	826,763
Fastenal Co.	32,300	1,667,003
MSC Industrial Direct Co., Inc. Class A	2,000	160,380
Watsco, Inc.	50,092	13,255,345
		15,909,491
TOTAL INDUSTRIALS		329,171,266
INFORMATION TECHNOLOGY - 19.5%
Electronic Equipment & Components - 0.3%
CDW Corp.	26,300	4,787,126
Vontier Corp.	43,340	1,456,224
		6,243,350
IT Services - 4.2%
Amadeus IT Holding SA Class A (a)	136,700	8,991,010
DXC Technology Co. (a)	29,500	991,495
Edenred SA	110,400	5,943,103
Fidelity National Information Services, Inc.	107,700	13,104,936
Genpact Ltd.	141,200	6,708,412
IBM Corp.	49,700	6,904,821
MasterCard, Inc. Class A	6,700	2,329,456
Unisys Corp. (a)	210,696	5,296,897
Visa, Inc. Class A	133,876	29,820,879
		80,091,009
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	38,200	6,397,736
Applied Materials, Inc.	33,900	4,363,947
Intel Corp.	181,000	9,643,680
Lam Research Corp.	6,600	3,756,390
Marvell Technology, Inc.	85,500	5,156,505
NXP Semiconductors NV	53,000	10,381,110
Qualcomm, Inc.	252,961	32,626,910
		72,326,278
Software - 7.8%
Microsoft Corp.	446,218	125,797,775
Open Text Corp.	42,600	2,079,214
SAP SE sponsored ADR	143,400	19,364,736
Temenos Group AG	29,740	4,035,319
		151,277,044
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	441,332	62,448,478
FUJIFILM Holdings Corp.	16,300	1,407,501
Samsung Electronics Co. Ltd.	41,980	2,601,402
		66,457,381
TOTAL INFORMATION TECHNOLOGY		376,395,062
MATERIALS - 2.0%
Chemicals - 0.8%
DuPont de Nemours, Inc.	185,400	12,605,346
PPG Industries, Inc.	22,500	3,217,725
		15,823,071
Metals & Mining - 1.2%
Anglo American PLC (United Kingdom)	77,957	2,732,288
First Quantum Minerals Ltd.	233,500	4,323,050
Freeport-McMoRan, Inc.	333,900	10,861,767
Glencore Xstrata PLC	687,900	3,235,955
Lundin Mining Corp.	347,700	2,500,827
		23,653,887
TOTAL MATERIALS		39,476,958
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	32,800	8,705,448
CoreSite Realty Corp.	22,900	3,172,566
Equinix, Inc.	200	158,026
Public Storage	700	207,970
Simon Property Group, Inc.	97,700	12,698,069
		24,942,079
UTILITIES - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp.	30,000	2,927,700
Entergy Corp.	34,900	3,465,919
Exelon Corp.	37,000	1,788,580
Southern Co.	122,300	7,578,931
		15,761,130
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	67,200	1,653,120
Sempra Energy	17,900	2,264,350
		3,917,470
TOTAL UTILITIES		19,678,600
TOTAL COMMON STOCKS (Cost $1,247,156,658)		1,899,738,889

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	40,000	2,143,600
Boston Scientific Corp. Series A, 5.50%	23,900	2,775,335
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,390,000)		4,918,935

Convertible Bonds - 0.1%
	Principal Amount (c)	Value ($)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $2,533,163)	3,194,000	1,912,248

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	34,609,950	34,616,872
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	23,907,594	23,909,985
TOTAL MONEY MARKET FUNDS (Cost $58,526,857)		58,526,857

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,312,606,678)	1,965,096,929
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(30,152,991)
NET ASSETS - 100.0%	1,934,943,938

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	839	3,561,555	45.00	12/17/21	(96,935)
Comcast Corp. Class A	Chicago Board Options Exchange	540	3,020,220	60.00	12/17/21	(58,022)

TOTAL WRITTEN OPTIONS						(154,957)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	8,194,193	145,069,371	118,646,637	8,259	(55)	-	34,616,872	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	30,888,660	217,838,502	224,817,177	105,689	-	-	23,909,985	0.1%
Total	39,082,853	362,907,873	343,463,814	113,948	(55)	-	58,526,857

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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